November 28, 1995

Report to Fellow Shareholders:

Nicholas Equity Income Fund completed its fiscal year ended September 30, 1995 with total net assets of $13.9 million. Net asset value per share was $11.27, and the Fund's cash position was 4%. The table below compares the performance of Nicholas Equity Income Fund to the S&P 500 stock index and the Lehman Brothers Intermediate Corporate Bond Index.

				  Six Month      One Year Total
				Total Return*        Return*
				Through 9/30/95  Through 9/30/95
				______________   ______________
Nicholas Equity Income Fund
  (distributions reinvested)        + 8.31%          +11.70%
Standard and Poor's 500
  (income reinvested)               +18.23%          +29.71%
Lehman Brothers Intermediate
  Corp Bond Index
  (includes income)                 + 8.54%          +14.04%
Inflation (CPI)                     + 1.26%          + 2.54%


*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund's average annual total return for the life of the Fund (1.85 years) is +9.22%

As of September 30, the Fund was invested approximately 73% in stock and convertible bonds, 23% in regular bonds and the remainder in cash equivalents. It is management's goal to produce a cash distribution rate of approximately 3% through investment in a diversified list of bonds and stocks. The equities used in the portfolio tend to have higher cash dividend returns than the stocks used in Nicholas Company growth mutual funds. This should reduce volatility and protect capital. However, we still favor above-average growth companies.

	The strongly rising stock market concerns management, but has not altered our "stock picking" style. We continue to find interesting situations to invest in. Thank you for your interest in our more conservative equity income fund.

					Sincerely,



					Albert O. Nicholas
					President

Schedule of Investments
September 30, 1995 (unaudited)


      Shares or                                                 Quoted
      Principal                                                 Market
       Amount                                                   Value
      ________                                                ___________
							      (Note 1 (a))
COMMON STOCKS - 57.7%
		Banks and Finance - 18.4%
	50,000  Bando McGlocklin Capital Corporation         $    612,500
	10,000  First Bank System, Inc.                           481,250
	20,000  First Merchants Acceptance Corporation            525,000
	11,800  Firstar Corporation                               438,075
	12,000  MBNA Corporation                                  499,500
								_________
								2,556,325
								_________
		Consumer Products and Services - 8.1%
	 8,000  Eastman Kodak Company                             474,000
	21,000  Sturm, Ruger & Company, Inc.                      656,250
								_________
								1,130,250
								_________
		Health Care - 9.6%
	 4,000  American Home Products Corporation                339,500
	30,000  Charter Medical Corporation                       615,000
	 4,000  Warner-Lambert Company                            381,000
								_________
								1,335,500
								_________

		Industrial Products and Services - 5.8%
	14,000  General Motors Corporation - Class H              574,000
	12,000  RPM, Inc.                                         238,500
								_________
								  812,500
								_________
		Insurance - 3.3%
	11,000  Torchmark Corporation                             463,375
								_________
		Real Estate - 3.5%
	16,000  National Health Investors, Inc.                   484,000
								_________
		Retail Trade - 1.1%
	12,000  Shopko Stores, Inc.                               148,500
								_________
		Utilities - 3.8%
	10,200  Ameritech Corporation                             531,675
								_________
		Miscellaneous - 4.1%
	30,000  Landauer, Inc.                                    570,000
								_________
		TOTAL COMMON STOCKS
		  (cost $6,882,302)                             8,032,125
								_________



      Shares or                                                 Quoted
      Principal                                                 Market
       Amount                                                   Value
      _________                                              ___________
							     (Note 1 (a))
PREFERRED CONVERTIBLE STOCK - 3.0%
		Consumer Products and Services - 3.0%
	5,000   Alco Standard Corporation - Class B          $   421,250
							       _________
		TOTAL CONVERTIBLE PREFERRED STOCK
		  (cost $386,875)                                421,250
							       _________
NON-CONVERTIBLE BONDS - 22.8%
		Finance and Insurance - 7.3%
     $300,000   Ford Motor Credit Company,
		  5.625%, 12/15/98                               293,943
      300,000   NationsBank Corporation,
		  5.125%, 9/15/98                                290,454
      200,000   Norwest Corporation,
		  6.00%, 3/15/00                                 196,489
      250,000   Smith Barney Holdings, Inc.,
		  5.625%, 11/15/98                               244,338
							       _________
							       1,025,224
							       _________
		Food and Beverage - 1.4%
      200,000   PepsiCo, Inc.,
		  6.25%, 9/1/99                                  199,551
							       _________
		Retail Trade - 1.4%
      200,000   Penney (J.C.) Company, Inc.,
		  5.375%, 11/15/98                               194,931
							       _________
		United States Securities - 8.7%
      400,000   U. S. Treasury Note,
		  6.00%, 6/30/96                                 400,875
      400,000   U. S. Treasury Note,
		  7.25%, 11/30/96                                406,500
      400,000   U. S. Treasury Note,
		  5.75%, 10/31/97                                399,500
							       _________
							       1,206,875
							       _________
		Utilities - 4.0%
      300,000   Commonwealth Edison Company,
		  7.00%, 2/1/97                                  301,764
      250,000   United Illuminating Company (The),
		  7.00%, 1/15/97                                 250,502
							       _________
								 552,266
							       _________
		TOTAL NON-CONVERTIBLE BONDS
		  (cost $3,176,855)                            3,178,847
							       _________


      Shares or                                                 Quoted
      Principal                                                 Market
       Amount                                                   Value
      _________                                              ___________
							     (Note 1 (a))
CONVERTIBLE BONDS - 12.4%
		Health Care - 8.4%
     $700,000   Pacific Physician Services, Inc.,
		  5.50%, 12/15/03                            $   608,125
      450,000   Vencor, Inc.,
		  6.00%, 10/1/02                                 571,500
							      __________
							       1,179,625
							      __________
		Miscellaneous - 4.0%
      500,000   Leucadia National Corp.
		  5.25%, 2/1/03                                  552,500
							      __________
		TOTAL CONVERTIBLE BONDS
		  (cost $1,597,900)                            1,732,125
							      __________
SHORT-TERM INVESTMENTS - 3.5%
		Commercial Paper - 2.5%
      100,000   Quad/Graphics, Inc.
		  5.95%, due October 3, 1995                      99,984
      250,000   Mosinee Paper Corporation
		  5.90%, due October 11, 1995                    249,631
							      __________
								 349,615
							      __________

      Shares or                                                 Quoted
      Principal                                                 Market
       Amount                                                   Value
      _________                                              ___________
							     (Note 1 (a))
		Variable Demand Notes - 1.0%
     $136,250   Sara Lee Corporation
		  5.45%, due October 2, 1995                 $   136,250
	2,800   Wisconsin Electric Power Company
		  5.51%, due October 2, 1995                       2,800
							      __________
								 139,050
							      __________
		TOTAL SHORT-TERM INVESTMENTS
		  (cost $488,180)                                488,665
							      __________
		TOTAL INVESTMENTS                             13,853,012
							      __________
		CASH AND RECEIVABLES,
		    NET OF LIABILITIES - 0.6%                     73,739
							      __________
		TOTAL NET ASSETS
		  (Basis of percentages
		    disclosed above)                         $13,926,751
							      __________
							      __________

The accompanying notes to financial statements are an integral part of this schedule.


Historical Record (unaudited)



								    Dollar       Growth of
			 Net        Dividend     Capital Gain      Weighted      An Initial
		     Asset Value  Distributions  Distributions  Price/Earnings    $10,000
		      Per Share     Per Share      Per Share       Ratio**      Investment***
		      _________    ___________    ___________    ____________   ___________
November 23, 1993*     $10.00        $  --          $  --            --           $10,000
March 31, 1994          10.04         .0133            --          14.4 times            10,053
March 31, 1995          10.56         .2810            --          14.6            10,871
June 30, 1995           10.58         .0750 (a)        --          14.2            10,970
September 30, 1995      11.27         .0810 (b)        --          15.7            11,774

	  *     Date of Initial Public Offering                    (a)     Paid May 3, 1995 to shareholders
	 **     Based on latest 12 months accomplished earnings            of record April 28, 1995.
	***     Assuming reinvestment of all distributions         (b)     Paid July 26, 1995 to shareholders
									   of record July 21, 1995.

Statement of Assets and Liabilities
September 30, 1995 (unaudited)

ASSETS:
  Investments in securities at market value (cost $12,532,112) (Note 1 (a))              $13,853,012
  Cash                                                                                         3,521
  Receivables -
    Dividends and interest                                                                   111,177
											  __________
		     Total assets                                                         13,967,710
											  __________
LIABILITIES:
  Payables -
    Investment securities purchased                                                            2,800
    Management fee (Note 2)                                                                    8,287
    Other payables and accrued expenses                                                       29,872
											  __________
		     Total liabilities                                                        40,959
											  __________
		     Total net assets                                                    $13,926,751
											  __________
											  __________
NET ASSETS CONSIST OF:
  Fund shares issued and outstanding                                                     $12,508,523
  Net unrealized appreciation on investments (Note 3)                                      1,320,415
  Accumulated net realized losses on investments                                             (11,867)
  Accumulated undistributed net investment income                                            109,680
											  __________
											 $13,926,751
											  __________
											  __________
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized),
  offering price and redemption price ($13,926,751 ./. 1,235,540 shares outstanding)          $11.27
											      ______
											      ______

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 1995 (unaudited)

INCOME:
  Interest                                                                    $  165,511
  Dividends                                                                      154,400        154,400
									       _________
										 319,911
									       _________
EXPENSES:
  Management fee (Note 2)                                                         46,003
  Legal fees                                                                      19,657
  Registration fees                                                               18,806
  Audit and tax consulting fees                                                    5,610
  Transfer agent fees                                                              3,515
  Postage                                                                          3,445
  Printing                                                                         2,947
  Custodian fees                                                                   2,807
  Directors' fees                                                                  1,800
  Pricing service fees                                                             1,269
  Other operating expenses                                                           204
									       _________
										 106,063
									       _________
	    Net investment income                                                213,848
									       _________
NET REALIZED GAINS ON INVESTMENTS (Note 1 (b))                                    28,951
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                           844,844
									       _________
	    Net gains on investments                                             873,795
									       _________
	    Net increase in net assets resulting from operations              $1,087,643
									       _________
									       _________

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 1995 (unaudited) and the year ended March 31, 1995

											   Six Months
											  Ended 9/30/95
											   (unaudited)         1995
											  _____________      _________
OPERATIONS:
   Net investment income                                                                    $   213,848    $   320,942
   Net realized gains (losses) investments (Note 1 (b))                                          28,951        (40,819)
   Net increase in unrealized appreciation on investments                                       844,844        512,364
											     __________     __________
	  Net increase in net assets resulting from operations                                1,087,643        792,487
											     __________     __________
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income ($0.156 and $0.2810 per share, respectively)       (186,820)      (267,262)
											     __________     __________
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued (189,365 and 672,575 shares, respectively)                     1,994,573      6,267,369
   Net asset value of shares issued in distributions
    from net investment income (17,048 and 25,222 shares, respectively)                         179,331        255,411
   Cost of shares redeemed (83,867 and 159,402 shares, respectively)                           (898,194)    (1,068,273)
											     __________     __________
	  Increase in net assets derived from capital share transactions                      1,275,710      5,454,507
											     __________     __________
	  Total increase in net assets                                                        2,176,533      5,979,732
											     __________     __________
NET ASSETS, at the beginning of the period (including undistributed net
   investment income of $82,652 and $28,972, respectively)                                   11,750,218      5,770,486
											     __________     __________
NET ASSETS, at the end of the period (including undistributed net investment
   income of $109,680 and $82,652, respectively)                                            $13,926,751    $11,750,218
											     __________     __________
											     __________     __________

Financial Highlights
(For a share outstanding throughout the period)

						   Six Months       Year Ended March 31,
						  Ended 9/30/95    _____________________
						   (unaudited)        1995       1994***
						  _____________    _________   _________
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.56         $10.04      $10.00
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                              .17            .30         .06
      Net gains or (losses) on securities
       (realized and unrealized)                         .70            .50        (.01)
						      ______         ______      ______
		   Total from investment operations      .87            .80         .05
						      ______         ______      ______
      LESS DISTRIBUTIONS:
      Dividends (from net investment income)            (.16)          (.28)       (.01)

NET ASSET VALUE, END OF PERIOD                        $11.27         $10.56      $10.04
						      ______         ______      ______
						      ______         ______      ______
TOTAL RETURN                                           8.31%**        8.13%        .53%**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                   $13.9          $11.8        $5.8
Ratio of expenses to average net assets                1.60%*         1.73%       1.70%*
Ratio of net investment income to average net assets   3.24%*         3.32%       2.53%*
Portfolio turnover rate                               47.79%*        10.98%          0%

  *     Annualized
 **     Notannualized
*** For the period from November 23, 1993 (date of initial public offering) through March 31, 1994.


The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 1995 (unaudited)

(1)  Summary of Significant Accounting Policies -
     The following is a summary of the significant accounting policies of Nicholas Equity Income Fund, Inc. (the "Fund"):

     (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Variable demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

     (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of September 30, 1995, the Fund has a capital loss carryforward of approximately $41,000 expiring in 2003.

     (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

(2)  Investment Adviser and Management Agreement -
     The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on approximately 1/17th of 1% (.70 of 1% on an annual basis) of the average net asset value up to and including $50 million, and 1/20th of 1% (.60 of 1% on an annual basis) of the average net asset value in excess of $50 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3)  Net Unrealized Appreciation -
     Aggregate gross unrealized appreciation (depreciation) as of September 30, 1995, based on investment cost for Federal tax purposes is as follows:

	 Aggregate gross unrealized appreciation on investments   $1,424,362
	 Aggregate gross unrealized depreciation on investments     (103,947)
								   _________
		Net unrealized appreciation                       $1,320,415
								   _________
								   _________

(4)  Investment Transactions -
     For the period ended September 30, 1995, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $5,004,423 and $2,857,674, respectively.

Officers and Directors

ALBERT O. NICHOLAS
President and Director

ROBERT H. BOCK
Director

MELVIN L. SCHULTZ
Director

RICHARD SEAMAN
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

LYNN S. NICHOLAS
Senior Vice President

DAVID O. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

JEFFREY T. MAY
Vice President

CHERYL L. KING
Treasurer

Custodian and Transfer Agent

FIRSTAR TRUST COMPANY
Milwaukee
(414) 276-0535

Counsel

MICHAEL, BEST & FRIEDRICH
Milwaukee

Auditors

ARTHUR ANDERSEN LLP
Milwaukee





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

SEMIANNUAL REPORT





NICHOLAS
EQUITY INCOME
FUND, INC.
700 North
Water Street
Milwaukee,
Wisconsin 53202


September 30, 1995